May 2, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Calamos Advisors Trust: File Nos. 333-72511 and 811-09237

Ladies and Gentlemen:

On behalf of Calamos Advisors Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Trust’s Prospectus and Statement of Additional Information relating to Calamos Growth and Income Portfolio, dated April 27, 2018, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 28 to the Trust’s Registration Statement under the Securities Act, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 18, 2018, and became effective on April 27, 2018.

If you have any questions concerning this filing, please call me at 630-245-8394.

Sincerely,

/s/ J. Christopher Jackson
J. Christopher Jackson, Esq.
Vice President and Secretary

cc:	John P. Calamos, Sr.

Paulita Pike, Esq.

Rita Rubin, Esq.